Fair Value Measurements - Unobservable inputs (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Series G Preferred Stock
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as of December 31, 2021	$ 61,514
Recognition of Class G Common Stock			$ 75,860
Change in fair value of warrant derivative liabilities included in earnings	802		(14,346)
Balance, end of period	$ 60,712		61,514
Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance as of December 31, 2021		$ 3,950	6,516	$ 3,950
Change in fair value of warrant derivative liabilities included in earnings			11,457	6,637
Fair value of the warrants exercised during the period		$ (4,100)	$ (17,973)	(4,071)
Balance, end of period				$ 6,516